Taxes - Income tax - Effective income tax on continuing operations - Tabular disclosure (Details) - EUR (€) € in Millions		12 Months Ended
	Nov. 13, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Major components of tax expense (income) [abstract]
Profit before tax of continuing operations		€ 4,207	€ 4,669	€ 3,467
Statutory tax rate (as a percent)		19.00%
Theoretical income tax		€ (1,347)	(1,608)	(1,194)
Impairment of goodwill			(19)	(19)
Impairment of BT shares			(34)	(30)
Share of profits (losses) of associates and joint ventures		(1)	3	1
Adjustment of prior-year taxes		1	10	23
Recognition / (derecognition) of deferred tax assets		(98)	(36)	(151)
Difference in tax rates		157	192	189
Change in applicable tax rates		(92)	43	(84)
Tax dispute for fiscal years 2005-2006	€ 2,246	2,246
Other reconciling items		(18)	2	(44)
Total Income tax		€ 848	€ (1,447)	€ (1,309)
Effective tax rate (as a percent)		(20.17%)	30.99%	37.75%